Financing (Details 1) (USD $) In Millions	Dec. 31, 2010
Schedule of current maturities for long-term debt
2011	$ 0.1
2012	1,000.1
2013	0.1
2014	1,000.0
2015	0
Thereafter	500.0
Long Term Debt Maturities Total	$ 2,500.3